Fees Summary	Aug. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,889,600.00
Previously Paid Amount	0.00
Total Fee Amount	278.90
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 278.90
Narrative - Max Aggregate Offering Price	$ 1,889,600.00
Final Prospectus	true